EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
Schedule of Basic and Diluted Earnings (Loss) Per Share
	Year ended December 31
	2014	2013	2012
Basic earnings per share:
Net income	$7,838	$11,395	$4,782
Amount allocated to participating preferred shareholders		(6,439)	(3,798)
Net income applicable to ordinary shareholders – basic	$7,838	$4,956	$984
Weighted average ordinary shares outstanding	21,902,057	7,544,387	2,996,624
Basic earnings per share	$0.36	$0.66	$0.33

Diluted earnings per share:
Net income applicable to ordinary shareholders – diluted	$7,838	$4,956	$984
Weighted average number of shares used in the computation of basic earnings per share	21,902,057	7,544,387	2,996,624
Add –
additional shares from the assumed exercise of employee options and restricted shares vesting	1,308,516	1,742,069	465,253
Weighted average number of shares used in the computation of diluted earnings per share	23,210,573	9,286,456	3,461,877
Diluted earnings per share	$0.34	$0.53	$0.28